UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors

(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,

San Francisco, California 94120

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Patrick F. Quan

American Funds Fundamental Investors

P.O. Box 7650, One Market, Steuart Tower

San Francisco, California 94120

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Fundamental Investors® Investment portfolio March 31, 2013 unaudited

Common stocks 94.38%
		Value
Financials 14.33%	Shares	(000)

Citigroup Inc.	22,616,000	$ 1,000,532
Wells Fargo & Co.	19,928,500	737,155
American Express Co.	9,770,000	659,084
Goldman Sachs Group, Inc.	3,870,000	569,471
BlackRock, Inc.	2,100,000	539,448
ACE Ltd.	5,300,000	471,541
CME Group Inc., Class A	6,261,200	384,375
Legal & General Group PLC	121,784,921	319,554
JPMorgan Chase & Co.	6,720,000	318,931
Weyerhaeuser Co.	9,254,731	290,413
Charles Schwab Corp.	16,220,000	286,932
Moody’s Corp.	4,680,000	249,538
Berkshire Hathaway Inc., Class A1	1,555	243,015
SunTrust Banks, Inc.	8,250,000	237,683
McGraw-Hill Companies, Inc.	4,405,000	229,412
Simon Property Group, Inc.	1,310,000	207,714
XL Group PLC	6,000,000	181,800
American International Group, Inc.[1]	4,666,700	181,161
Aon PLC, Class A	2,860,000	175,890
AMP Ltd.	26,993,082	146,449
CNO Financial Group, Inc.[2]	11,900,000	136,255
Macerich Co.	2,000,000	128,760
U.S. Bancorp	2,672,000	90,661
Digital Realty Trust, Inc.	1,215,000	81,296
American Tower Corp.	1,000,000	76,920
Synovus Financial Corp.	17,400,000	48,198
Canadian Western Bank	1,500,000	41,849
Hospitality Properties Trust	1,463,018	40,145
Industrial and Commercial Bank of China Ltd., Class H	44,000,000	30,835
AXA SA	700,000	12,031
ICICI Bank Ltd.	600,000	11,539
		8,128,587

Consumer discretionary 14.23%

Home Depot, Inc.	26,553,000	1,852,868
Amazon.com, Inc.[1]	5,020,800	1,337,993
Time Warner Inc.	15,265,000	879,569
Comcast Corp., Class A	17,346,800	728,739
Starbucks Corp.	7,000,000	398,720
Walt Disney Co.	7,000,000	397,600
Virgin Media Inc.	7,595,000	371,927
Johnson Controls, Inc.	7,100,000	248,997
Expedia, Inc.	3,794,000	227,678
CBS Corp., Class B	4,125,000	192,596
Macy’s, Inc.	4,500,000	188,280
Time Warner Cable Inc.	1,605,000	154,176
Shaw Communications Inc., Class B, nonvoting	6,000,000	148,320
Las Vegas Sands Corp.	2,458,240	138,522
Marriott International, Inc., Class A	3,193,545	134,864
Lowe’s Companies, Inc.	3,430,000	130,066
General Motors Co.[1]	4,000,000	111,280
Viacom Inc., Class B	1,545,000	95,126
Daimler AG	1,500,000	81,603
Wynn Resorts, Ltd.	650,000	81,354
Ctrip.com International, Ltd. (ADR)[1]	2,730,000	58,367
Hyundai Mobis Co., Ltd.	183,326	50,668
Toyota Motor Corp.	930,000	48,006
Industria de Diseño Textil, SA	120,000	15,903
		8,073,222

Industrials 13.09%

Boeing Co.	11,755,000	1,009,167
Union Pacific Corp.	5,682,000	809,174
General Electric Co.	31,500,000	728,280
Deere & Co.	8,150,000	700,737
Parker-Hannifin Corp.	7,350,000	673,113
Lockheed Martin Corp.	6,558,200	632,997
Caterpillar Inc.	4,070,000	353,968
Iron Mountain Inc.	8,629,365	313,332
Rockwell Automation	3,000,000	259,050
Fastenal Co.	4,500,000	231,075
Honeywell International Inc.	2,800,000	210,980
Schneider Electric SA	2,433,764	177,803
MTU Aero Engines Holding AG	1,835,346	173,957
Cummins Inc.	1,410,000	163,292
United Technologies Corp.	1,600,000	149,488
Waste Management, Inc.	3,400,000	133,314
Eaton Corp. PLC	2,000,000	122,500
Precision Castparts Corp.	600,000	113,772
Siemens AG	1,000,000	107,701
Meggitt PLC	13,455,950	100,382
Grafton Group PLC, units[2]	15,037,000	98,504
Ryanair Holdings PLC (ADR)	1,850,000	77,293
European Aeronautic Defence and Space Co. EADS NV	1,360,000	69,202
Experian PLC	870,000	15,069
		7,424,150

Information technology 12.93%

Google Inc., Class A1	1,337,800	1,062,253
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	26,949,400	463,260
Taiwan Semiconductor Manufacturing Co. Ltd.	106,300,000	357,266
Texas Instruments Inc.	22,885,300	811,971
Maxim Integrated Products, Inc.	12,687,000	414,231
Avago Technologies Ltd.	9,975,000	358,302
Apple Inc.	800,000	354,104
Oracle Corp.	10,947,000	354,026
ASML Holding NV	4,173,032	280,640
ASML Holding NV (New York registered)	954,800	64,936
Microsoft Corp.	12,000,000	343,320
Amphenol Corp.	4,100,000	306,065
Analog Devices, Inc.	6,100,000	283,589
Arm Holdings PLC	18,049,267	252,567
Rackspace Hosting, Inc.[1]	4,330,000	218,578
ASM Pacific Technology Ltd.	18,080,900	198,684
Cisco Systems, Inc.	8,000,000	167,280
MasterCard Inc., Class A	300,000	162,339
Samsung Electronics Co. Ltd.	95,211	130,673
TE Connectivity Ltd.	2,955,000	123,903
EMC Corp.[1]	4,500,000	107,505
Visa Inc., Class A	600,000	101,904
Infineon Technologies AG	12,225,000	96,520
Baidu, Inc., Class A (ADR)[1]	985,000	86,385
LinkedIn Corp., Class A1	436,628	76,873
Linear Technology Corp.	1,860,000	71,368
Autodesk, Inc.[1]	1,730,000	71,345
FLIR Systems, Inc.	680,749	17,706
		7,337,593

Health care 11.74%

Merck & Co., Inc.	22,468,161	993,767
Baxter International Inc.	11,536,755	838,030
Gilead Sciences, Inc.[1]	15,113,790	739,518
Bristol-Myers Squibb Co.	17,700,000	729,063
Roche Holding AG	2,810,000	653,798
Pfizer Inc	14,720,000	424,819
Express Scripts Holding Co.[1]	6,630,000	382,219
Quest Diagnostics Inc.	6,500,000	366,925
Edwards Lifesciences Corp.[1]	2,800,000	230,048
Johnson & Johnson	2,500,000	203,825
Vertex Pharmaceuticals Inc.[1]	3,700,000	203,426
Regeneron Pharmaceuticals, Inc.[1]	1,149,248	202,727
AstraZeneca PLC (United Kingdom)	3,250,000	162,926
AstraZeneca PLC (ADR)	700,000	34,986
Intuitive Surgical, Inc.[1]	399,600	196,279
GlaxoSmithKline PLC	5,070,000	118,512
UnitedHealth Group Inc.	1,852,000	105,953
Cardinal Health, Inc.	1,780,671	74,112
		6,660,933

Energy 11.66%

Royal Dutch Shell PLC, Class B (ADR)	5,562,700	371,700
Royal Dutch Shell PLC, Class A (ADR)	4,052,400	264,054
Enbridge Inc.	12,759,079	593,913
Suncor Energy Inc.	18,992,932	568,956
Chevron Corp.	3,773,900	448,415
FMC Technologies, Inc.[1]	7,960,000	432,944
Kinder Morgan, Inc.	11,080,645	428,599
ConocoPhillips	6,000,000	360,600
Denbury Resources Inc.[1]	17,580,000	327,867
Noble Energy, Inc.	2,800,000	323,848
Occidental Petroleum Corp.	3,400,000	266,458
Concho Resources Inc.[1]	2,420,000	235,781
Baker Hughes Inc.	5,000,000	232,050
Transocean Ltd.[1]	4,420,000	229,663
Southwestern Energy Co.[1]	5,850,000	217,971
Phillips 66	2,750,000	192,418
TOTAL SA	3,850,000	184,330
Murphy Oil Corp.	2,740,000	174,620
Oceaneering International, Inc.	2,449,764	162,689
Cimarex Energy Co.	1,871,900	141,216
EOG Resources, Inc.	1,000,000	128,070
CONSOL Energy Inc.	3,700,000	124,505
Peyto Exploration & Development Corp.	3,077,500	81,590
Schlumberger Ltd.	650,000	48,679
Spectra Energy Corp	1,300,000	39,975
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	1,960,000	32,477
		6,613,388

Materials 5.11%

LyondellBasell Industries NV, Class A	7,890,000	499,358
Praxair, Inc.	3,205,000	357,486
Potash Corp. of Saskatchewan Inc.	9,000,000	353,250
FMC Corp.	6,178,000	352,331
E.I. du Pont de Nemours and Co.	6,000,000	294,960
Dow Chemical Co.	7,999,900	254,717
Alcoa Inc.	16,000,000	136,320
MeadWestvaco Corp.	3,660,000	132,858
Mosaic Co.	2,200,000	131,142
Celanese Corp., Series A	2,000,000	88,100
Sigma-Aldrich Corp.	980,000	76,126
Nucor Corp.	1,500,000	69,225
Steel Dynamics, Inc.	3,500,000	55,545
HudBay Minerals Inc.	5,000,000	48,074
Cliffs Natural Resources Inc.	1,805,000	34,313
Holcim Ltd	160,000	12,743
		2,896,548

Consumer staples 4.95%

Philip Morris International Inc.	6,650,000	616,522
Costco Wholesale Corp.	3,930,000	417,012
PepsiCo, Inc.	4,550,000	359,951
Kimberly-Clark Corp.	3,050,000	298,839
Procter & Gamble Co.	3,600,000	277,416
Unilever NV, depository receipts	4,290,000	175,704
British American Tobacco PLC	2,820,000	151,117
Japan Tobacco Inc.	4,581,000	145,969
Pernod Ricard SA	1,130,000	140,791
Altria Group, Inc.	3,880,000	133,433
Nestlé SA	765,000	55,290
Avon Products, Inc.	1,750,000	36,277
		2,808,321

Telecommunication services 1.83%

Verizon Communications Inc.	14,075,000	691,786
SOFTBANK CORP.	5,655,000	260,677
Crown Castle International Corp.[1]	1,251,522	87,156
		1,039,619

Utilities 1.45%

FirstEnergy Corp.	6,200,000	261,640
National Grid PLC	22,317,626	259,398
American Water Works Co., Inc.	3,000,000	124,320
PG&E Corp.	2,500,000	111,325
Calpine Corp.[1]	1,725,000	35,535
Exelon Corp.	800,000	27,584
		819,802

Miscellaneous 3.06%

Other common stocks in initial period of acquisition		1,737,931
Total common stocks (cost: $37,743,927,000)		53,540,094

Warrants 0.05%

Energy 0.05%

Kinder Morgan, Inc., warrants, expire 2017[1]	5,088,000	26,152
Total warrants (cost: $9,820,000)		26,152

Bonds & notes 0.26%
	Principal amount
U.S. Treasury bonds & notes 0.26%	(000)

U.S. Treasury 0.25% 2013	$150,000	150,111
Total bonds & notes (cost: $150,082,000)		150,111

Short-term securities 5.33%

Fannie Mae 0.10%–0.16% due 4/10–12/16/2013	689,300	689,034
Freddie Mac 0.12%–0.16% due 4/8/2013–1/15/2014	560,968	560,638
U.S. Treasury Bills 0.07%–0.193% due 4/11–8/22/2013	424,600	424,564
Federal Home Loan Bank 0.11%–0.165% due 4/8–8/9/2013	299,820	299,769
Federal Farm Credit Banks 0.14%–0.22% due 5/9–11/21/2013	255,300	255,172
Chariot Funding, LLC 0.19%–0.25% due 5/1–9/6/2013[3]	149,900	149,842
Jupiter Securitization Co., LLC 0.18%–0.27% due 6/26–9/18/2013[3]	22,100	22,090
Variable Funding Capital Corp. 0.14%–0.15% due 4/1–4/26/2013[3]	85,000	84,994
Wells Fargo & Co. 0.17% due 6/6/2013	60,000	59,977
Coca-Cola Co. 0.11%–0.14% due 4/9–7/16/2013[3]	135,000	134,975
Abbott Laboratories 0.11%–0.12% due 4/2–4/22/2013[3]	66,791	66,788
Emerson Electric Co. 0.11%–0.13% due 4/18–6/19/2013[3]	64,200	64,191
Google Inc. 0.12%–0.14% due 5/30–7/9/2013[3]	54,250	54,239
Private Export Funding Corp. 0.24% due 8/9/2013[3]	50,000	49,957
Walt Disney Co. 0.10%–0.12% due 5/17–6/27/2013[3]	41,400	41,390
Paccar Financial Corp. 0.13% due 5/1/2013	22,600	22,596
John Deere Credit Ltd. 0.12% due 4/24/2013[3]	21,000	20,998
National Rural Utilities Cooperative Finance Corp. 0.15% due 5/21/2013	20,200	20,196
Total short-term securities (cost $3,021,264,000)		3,021,410

Total investment securities (cost: $40,925,093,000)		$56,737,767
Other assets less liabilities		(8,910)
Net assets		$56,728,857

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended
March 31, 2013, appear below.

						Value
						of affiliates
					Dividend income	at 3/31/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

CNO Financial Group, Inc.	11,900,000	—	—	11,900,000	$ 238	$ 136,255
Grafton Group PLC, units	15,037,000	—	—	15,037,000	1,078	98,504
					$1,316	$234,759

1Security did not produce income during the last 12 months.

2Represents an affiliated company as defined under the Investment Company Act of 1940.

3Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $689,464,000, which represented 1.22% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2013 (dollars in thousands):

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$ 8,128,587	$ —	$—	$ 8,128,587
Consumer discretionary	8,073,222	—	—	8,073,222
Industrials	7,424,150	—	—	7,424,150
Information technology	7,337,593	—	—	7,337,593
Health care	6,660,933	—	—	6,660,933
Energy	6,613,388	—	—	6,613,388
Materials	2,896,548	—	—	2,896,548
Consumer staples	2,808,321	—	—	2,808,321
Telecommunication services	1,039,619	—	—	1,039,619
Utilities	819,802	—	—	819,802
Miscellaneous	1,737,931	—	—	1,737,931
Warrants	26,152	—	—	26,152
Bonds & notes	—	150,111	—	150,111
Short-term securities	—	3,021,410	—	3,021,410
Total	$53,566,246	$3,171,521	$—	$56,737,767

*Securities with a market value of $4,763,090,000, which represented 8.40% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$16,344,423
Gross unrealized depreciation on investment securities	(538,544)
Net unrealized appreciation on investment securities	15,805,879
Cost of investment securities for federal income tax purposes	40,931,888

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-010-0513O-S32801

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 29, 2013

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: May 29, 2013